Z | Fidelity Advisor Emerging Markets Fund
Fund Summary Fund/Class: Fidelity Advisor® EmergingMarkets Fund/Z
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Z Fidelity Advisor Emerging Markets Fund Class Z
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Z Fidelity Advisor Emerging Markets Fund Class Z
Management fee		0.81%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.23%
Total annual operating expenses		1.04%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Z Fidelity Advisor Emerging Markets Fund Class Z
1 year	106
3 years	331
5 years	574
10 years	1,271

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 177% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
  Normally investing primarily in common stocks.
  Allocating investments across different emerging market countries.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.
Year-by-Year Returns Calendar Years	[1]
[1]	The returns shown above are for Institutional Class, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	36.29%	June 30, 2009
Lowest Quarter Return	-33.15%	December 31, 2008
Year-to-Date Return	-4.40%	June 30, 2013

Average Annual Returns For the periods ended December 31, 2012
Average Annual Total Returns Z Fidelity Advisor Emerging Markets Fund	Past 1 year		Past 5 years		Life of class		Inception Date
Institutional Class	14.57%	[1]	(5.16%)	[1]	10.54%	[1],[2]	Mar. 29, 2004
MSCI® Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.63%		(0.61%)		12.61%	[2]	Mar. 29, 2004
[1]	The returns shown above are for Institutional Class, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.
[2]	From March 29, 2004.

[1]	The returns shown above are for Institutional Class, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.